FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report as of the end of semiannual period:       /  /            (a)
                           or fiscal year:     12/31/2001        (b)

Is this a transition report? (Y or N):  N
                                        -

Is this an amendment to a previous filing? (Y or N): N
                                                     -

Those items or sub-items with a "|X|" after the item should be completed only if the answer has changed from the previous filing of this form.

1.   A)  Registrant Name: Canada Life of America Variable Life Account I
                          ----------------------------------------------

     B)  File Number:     811-09667
                          ---------

     C)  Telephone Number: (770) 953-1959
                           --------------

2.   A)  Street:  6201 Powers Ferry Road, N.W.
                  ----------------------------

     B)  City: Atlanta     C) State: GA   D) Zip Code: 30339    Zip Ext.:
               -------               --                -----

     E)  Foreign Country:                     Foreign Postal Code:

3.   Is this the first filing on this form by the Registrant?(Y or N)          N
                                                                               -

4.   Is this the last filing on this form by the Registrant?(Y or N)           N
                                                                               -

5.   Is Registrant a small business investment company (SBIC)?(Y or N)         N
     [If answer is "Y" (Yes), complete only 89-110.]                           -

6.   Is Registrant a unit investment trust (UIT)?(Y or N)                      Y
     [If answer is "Y"  (Yes) complete only items 111 through 132.]            -


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For period ending  12/31/2001
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File number 333- 90449
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UNIT INVESTMENT TRUSTS

111.  A. |_| Depositor Name: Canada Life Insurance Company of America
                             ----------------------------------------

      B. |_| File Number (If any): ___________________________________________

      C. |_| City: Atlanta State: GA Zip Code: 30339 Zip Ext.: _______
                   -------        --           -----

         |_| Foreign Country:             Foreign Postal Code:

112.  A. |_| Sponsor Name: ___________________________________________________

      B. |_| File Number (If any): _________________________________________

      C. |_| City: __________ State: ____ Zip Code: ______ Zip Ext.: _______

         |_| Foreign Country: ___________ Foreign Postal Code: ______________


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For period ending  12/31/2001
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File number 333- 90449
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113.  A. |_| Trustee Name: __________________________________________________

      B. |_| City: __________ State: ____ Zip Code: ______ Zip Ext.: _______

         |_| Foreign Country: ___________ Foreign Postal Code: ______________

114.  A. |_| Principle Underwriter Name: Canada Life of America Financial
                                         --------------------------------
                                         Services, Inc.
                                         --------------

      B. |_| File Number (If any): _________________________________________

      C. |_| City: Atlanta State: GA Zip Code: 30339 Zip Ext.: _______
                   -------        --           -----

         |_| Foreign Country: ___________ Foreign Postal Code: ______________

115.  A. |_| Independent Public Accountant Name: Ernst and Young LLP
                                                 -------------------

      B. |_| City: Atlanta State: GA Zip Code: 30308 Zip Ext.: 2215
                   -------        --           -----           ----

         |_| Foreign Country: ___________ Foreign Postal Code: ______________


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For period ending  12/31/2001
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File number 333- 90449
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116.  Family of investment companies information:

      A. |_| Is Registrant part of a family of investment companies? (Y/N)     N
                                                                               -

      B. |_| Identify the family in 10 letters: __ __ __ __ __ __ __ __ __ __

      Note: In filing this form, use this information consistently for all investment companies in the family. This designation is for purposes of this form only.)

117.  A. |_| Is the Registrant a separate account of an insurance company?
                                                                   (Y/N)       Y
                                                                               -

      If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

      B. |_| Variable annuity contracts? (Y/N)                                 N
                                                                               -

      C. |_| Scheduled premium variable life contracts? (Y/N)                  N
                                                                               -

      D. |_| Flexible premium variable life contracts? (Y/N)                   Y
                                                                               -

      E. |_| Other types of insurance products registered under the Securities
             Act of 1033? (Y/N)                                                N
                                                                               -

118.  |_| State the number of series existing at the end of the period
          that had securities registered under the Securities Act of 1933      1
                                                                               -

119.  |_| State the number of new series for which registration statements
          under the Securities Act of 1933 became during the period            0
                                                                               -

120. |_| State the total value of the portfolio securities on the date of deposit for the new series included in the item 119
          ($000's omitted)                                                     0
                                                                               -

121.  |_| State the number of series for which a current prospectus was in
          existence at the end of the period                                   1
                                                                               -

122.  |_| State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
          current period                                                       1
                                                                               -


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

For period ending  12/31/2001                            If filing more than one
                   -----------                             Page 50, "X" box: |X|
File number 333- 90449
                 -----

123.  |X|   State the total value of the additional units considered in
            answering item 122 ($000's omitted)                       $    3,458
                                                                      ----------

124.  |X|   State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed
            in the subsequent series) ($000's omitted)                $        0
                                                                      ----------

125.  |X|   State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale
            of units of all series of Registrant ($000's omitted)     $        0
                                                                      ----------

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent
            series.) ($000's omitted)                                 $        0
                                                                      ----------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any)

                                                        Total      Total Income
                                        Number of       Assets     Distributions
                                         Series        ($000's        ($000's
                                        Investing      omitted)       omitted)
                                        ---------      --------       --------

A.    U.S. Treasury direct issue        _________     $ _______      $ _______

B.    U.S. Government Agency            _________     $ _______      $ _______

C.    State and municipal tax-free      _________     $ _______      $ _______

D.    Public utility debt               _________     $ _______      $ _______

E.    Brokers or dealers debt or debt
      of brokers' or dealers' parent    _________     $ _______      $ _______

F.    All other corporate intermed.
      and long-term debt                _________     $ _______      $ _______

G.    All other corporate short-term
      debt                              _________     $ _______      $ _______

H     Equity securities of brokers or
      dealers or parents of brokers or
      dealers                           _________     $ _______      $ _______

I.    Investment company equity
      securities                        _________     $ _______      $ _______

J.    All other equity securities       _________     $   3,579      $ _______
                                                      ---------

K.    Other securities                  _________     $ _______      $ _______

L.    Total assets of all series of
      registrant                        _________     $   3,579      $ _______
                                                      ---------


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For period ending  12/31/2001
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File number 333- 90449
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128.  |_|   Is the timely payment of principal and interest on any of the portfolio securities held by any of the Registrant's series at the end of the current period insured or guaranteed by an entity other
            than the issuer? (Y/N)                                             N
                                                                               -

            [If the answer is "N" (No), go to item 131.]

129.  |_|   Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the
            current period? (Y/N)                                              N
                                                                               -

            [If the answer is "N" (No), go to item 131.]

130.  |_|   In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived
            from insurance or guarantees? (Y/N)                                N
                                                                               -

131.        Total expenses incurred by all series of Registrant during the
            current reporting period ($000's omitted)                 $        0
                                                                      ----------

132.  |_|   List all "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

      811 - __________ 811 - _________ 811 - _________ 811 - __________

This report is signed on behalf of the Registrant in the County of Fulton, State of Georgia.

Date: February 25, 2002

Canada Life of America Variable Annuity Account I

By: /s/ Laura L. Ervin                  Witness: /s/ Laurence Gibbs
    ------------------                           ------------------

    Name: Laura L. Ervin                         Name: Laurence Gibbs

    Title: Assistant Treasurer                   Title: Director, Statutory
                                                        Accounting


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